Distribution Date:	07/11/25	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	07/07/25
Next Distribution Date:	08/12/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	24	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	259,175,516.64	259,175,516.64	798,260.59	0.00	0.00	259,973,777.23	0.00	0.00%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	85,025,000.00	66,063,555.91	285,400.58	0.00	0.00	66,348,956.49	18,961,444.09	94.42%	23.88%
B	12593JBJ4	4.319727%	95,435,000.00	95,435,000.00	0.00	0.00	0.00	0.00	0.00	95,435,000.00	66.32%	17.00%
C	12593JBK1	4.319727%	62,467,000.00	62,467,000.00	0.00	0.00	0.00	0.00	0.00	62,467,000.00	47.92%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	0.00	0.00	0.00	0.00	71,143,000.00	26.97%	7.38%
E	12593JAL0	3.069727%	31,234,000.00	31,234,000.00	0.00	0.00	0.00	0.00	0.00	31,234,000.00	17.78%	5.13%
F	12593JAN6	3.069727%	13,881,000.00	13,881,000.00	0.00	0.00	0.00	0.00	0.00	13,881,000.00	13.69%	4.13%
G*	12593JAQ9	3.069727%	15,617,000.00	15,617,000.00	0.00	0.00	0.00	0.00	0.00	15,617,000.00	9.09%	3.00%
H	12593JAS5	3.069727%	41,645,303.00	40,345,086.23	0.00	0.00	0.00	9,468,328.27	0.00	30,876,757.96	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	674,322,602.87	325,239,072.55	1,083,661.17	0.00	9,468,328.27	326,322,733.72	339,615,202.05

X-A	12593JBG0	0.541716%	1,056,733,000.00	344,200,516.64	0.00	155,382.48	0.00	0.00	155,382.48	18,961,444.09
X-B	12593JAA4	0.000000%	157,902,000.00	157,902,000.00	0.00	0.00	0.00	0.00	0.00	157,902,000.00
X-C	12593JAC0	0.856727%	71,143,000.00	71,143,000.00	0.00	50,791.79	0.00	0.00	50,791.79	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	40,345,086.23	0.00	42,026.13	0.00	0.00	42,026.13	30,876,757.96
Notional SubTotal			1,388,155,303.00	674,322,602.87	0.00	311,462.90	0.00	0.00	311,462.90	339,615,202.05

Deal Distribution Total					325,239,072.55	1,395,124.07	0.00	9,468,328.27	326,634,196.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593JBF2	550.84189140	550.84189140	1.69659302	0.00000000	0.00000000	0.00000000	0.00000000	552.53848443	0.00000000
A-M	12593JBH8	1,000.00000000	776.98977842	3.35666663	0.00000000	0.00000000	0.00000000	0.00000000	780.34644505	223.01022158
B	12593JBJ4	1,000.00000000	0.00000000	0.00000000	3.59977283	3.59977283	0.00000000	0.00000000	0.00000000	1,000.00000000
C	12593JBK1	1,000.00000000	0.00000000	0.00000000	3.59977284	3.59977284	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12593JBL9	1,000.00000000	0.00000000	0.00000000	2.88583332	2.88583332	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	0.00000000	2.55810623	2.55810623	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	0.00000000	2.55810604	4.78354585	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	0.00000000	2.55810591	19.74807389	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12593JAS5	968.77878953	0.00000000	0.00000000	2.47823890	61.27607644	0.00000000	227.35645050	0.00000000	741.42233903
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	325.72136636	0.00000000	0.14704044	0.00000000	0.00000000	0.00000000	0.00000000	0.14704044	17.94345789
X-B	12593JAA4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593JAC0	1,000.00000000	0.00000000	0.71393939	0.00000000	0.00000000	0.00000000	0.00000000	0.71393939	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	968.77878953	0.00000000	1.00914454	0.00000000	0.00000000	0.00000000	0.00000000	1.00914454	741.42233903

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/25 - 06/30/25	30	0.00	798,260.59	0.00	798,260.59	0.00	0.00	0.00	798,260.59	0.00
X-A	06/01/25 - 06/30/25	30	0.00	155,382.48	0.00	155,382.48	0.00	0.00	0.00	155,382.48	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	06/01/25 - 06/30/25	30	0.00	50,791.79	0.00	50,791.79	0.00	0.00	0.00	50,791.79	0.00
X-D	06/01/25 - 06/30/25	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	06/01/25 - 06/30/25	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	06/01/25 - 06/30/25	30	0.00	42,026.13	0.00	42,026.13	0.00	0.00	0.00	42,026.13	0.00
A-M	06/01/25 - 06/30/25	30	0.00	285,400.58	0.00	285,400.58	0.00	0.00	0.00	285,400.58	0.00
B	06/01/25 - 06/30/25	30	0.00	343,544.32	0.00	343,544.32	343,544.32	0.00	0.00	0.00	343,544.32
C	06/01/25 - 06/30/25	30	0.00	224,867.01	0.00	224,867.01	224,867.01	0.00	0.00	0.00	224,867.01
D	06/01/25 - 06/30/25	30	0.00	205,306.84	0.00	205,306.84	205,306.84	0.00	0.00	0.00	205,306.84
E	06/01/25 - 06/30/25	30	0.00	79,899.89	0.00	79,899.89	79,899.89	0.00	0.00	0.00	79,899.89
F	06/01/25 - 06/30/25	30	30,891.33	35,509.07	0.00	35,509.07	35,509.07	0.00	0.00	0.00	66,400.40
G	06/01/25 - 06/30/25	30	268,455.73	39,949.94	0.00	39,949.94	39,949.94	0.00	0.00	0.00	308,405.67
H	06/01/25 - 06/30/25	30	2,448,653.76	103,207.01	0.00	103,207.01	103,207.01	0.00	0.00	0.00	2,551,860.77
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,748,000.82	2,427,408.15	0.00	2,427,408.15	1,032,284.08	0.00	0.00	1,395,124.07	3,780,284.90

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	326,634,196.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,438,418.53	Master Servicing Fee	7,678.97
Interest Reductions due to Nonrecoverability Determination	(195,023.71)	Certificate Administrator Fee	1,588.19
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	280.97
ARD Interest	0.00	Operating Advisor Fee	1,048.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,243,394.82	Total Fees	10,806.40

Principal		Expenses/Reimbursements
Scheduled Principal	263,409,000.83	Reimbursement for Interest on Advances	593,047.74
Unscheduled Principal Collections		ASER Amount	17,700.48
Principal Prepayments	71,298,400.00	Special Servicing Fees (Monthly)	23,241.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(20,714.18)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	6,151,089.02
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,500,000.00
Total Principal Collected	334,686,686.65	Total Expenses/Reimbursements	10,285,078.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,395,124.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	325,239,072.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	326,634,196.62
Total Funds Collected	336,930,081.47	Total Funds Distributed	336,930,081.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	674,322,602.87	674,322,602.87	Beginning Certificate Balance	674,322,602.87
(-) Scheduled Principal Collections	263,409,000.83	263,409,000.83	(-) Principal Distributions	325,239,072.55
(-) Unscheduled Principal Collections	71,298,400.00	71,298,400.00	(-) Realized Losses	9,468,328.27
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	20,714.18
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	6,151,089.02
(-) Realized Losses from Collateral	20,714.18	20,714.18	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	3,296,525.07
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	339,615,202.04	339,615,202.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	676,587,478.34	676,587,478.34	Ending Certificate Balance	339,615,202.05
Ending Actual Collateral Balance	342,141,201.86	342,141,201.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	6,151,089.02	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	6,151,089.02	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	4	14,829,466.53	4.37%	0	4.7489	1.468425	1.39 or less	8	242,754,168.86	71.48%	3	4.2029	0.915445
7,500,000 to 14,999,999	2	21,129,283.85	6.22%	(1)	4.5519	1.624735	1.40 to 1.44	1	8,879,283.85	2.61%	0	4.5200	1.405700
15,000,000 to 24,999,999	4	70,124,897.05	20.65%	(3)	4.4699	1.783362	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	3	109,474,374.07	32.23%	1	4.6497	0.856837	1.55 to 1.99	3	19,509,737.37	5.74%	(1)	4.7211	1.745749
50,000,000 to 74,999,999	2	124,057,180.54	36.53%	7	3.7701	1.258267	2.00 to 2.49	2	47,610,011.96	14.02%	0	4.5318	2.300723
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	1	20,862,000.00	6.14%	(1)	4.2425	2.528800
Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	5	150,185,284.64	44.22%	5	3.9981	1.641680
							Lodging	4	92,784,927.29	27.32%	0	4.6832	0.700316
Florida	4	26,073,820.54	7.68%	(5)	4.5523	1.117438
							Mixed Use	2	58,936,191.71	17.35%	0	4.3077	1.191666
Kentucky	1	20,862,000.00	6.14%	(1)	4.2425	2.528800
							Mobile Home Park	1	3,122,601.55	0.92%	0	4.5610	1.251800
Michigan	9	34,597,977.86	10.19%	0	4.6598	1.250529
							Multi-Family	1	32,360,011.96	9.53%	1	4.5115	2.235700
New York	1	8,879,283.85	2.61%	0	4.5200	1.405700
							Office	10	55,459,977.86	16.33%	0	4.5029	1.731368
Oregon	1	48,959,927.29	14.42%	1	4.7800	(0.222300)
							Retail	3	96,135,297.34	28.31%	7	3.6883	1.272059
Pennsylvania	1	50,056,907.86	14.74%	0	4.2700	1.153700
							Self Storage	1	816,194.33	0.24%	0	4.7110	1.572700
Totals	22	339,615,202.04	100.00%	2	4.2895	1.269266
							Totals	22	339,615,202.04	100.00%	2	4.2895	1.269266

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	3	144,919,180.54	42.67%	5	3.8381	1.441168	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	139,292,551.17	41.01%	(1)	4.5539	1.594956	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	55,403,470.33	16.31%	1	4.8056	0.000791	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	15	339,615,202.04	100.00%	2	4.2895	1.269266
								Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	15	339,615,202.04	100.00%	2	4.2895	1.269266	Interest Only	4	64,687,000.00	19.05%	(1)	4.4678	1.988319
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	11	274,928,202.04	80.95%	3	4.2476	1.100083
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266
	Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	14	335,168,074.43	98.69%	2	4.2864	1.269233
	12 to 24 months	1	4,447,127.61	1.31%	1	4.5240	1.271800
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	339,615,202.04	100.00%	2	4.2895	1.269266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	212,947.03	456,730.80	0.00	N/A	06/01/26	--	74,457,003.48	74,000,272.68	07/01/25
2	304241002	LO	Miami Beach	FL	Actual/360	4.340%	343,583.33	95,000,000.00	0.00	N/A	07/06/25	--	95,000,000.00	0.00	07/06/25
5	407000509	RT	Los Angeles	CA	Actual/360	4.651%	257,355.33	66,400,000.00	0.00	N/A	08/06/25	--	66,400,000.00	0.00	07/06/25
6	304241006	MU	Pittsburgh	PA	Actual/360	4.270%	178,578.63	129,122.92	0.00	N/A	07/06/25	--	50,186,030.78	50,056,907.86	07/06/25
7	28200723	OF	New York	NY	Actual/360	3.665%	130,726.50	42,802,673.32	0.00	N/A	07/06/25	--	42,802,673.32	0.00	07/06/25
8	304241008	LO	Portland	OR	Actual/360	4.780%	0.00	0.00	0.00	N/A	08/06/25	--	48,959,927.29	48,959,927.29	09/06/23
9	407000505	MF	Sacramento	CA	Actual/360	4.511%	121,922.82	69,862.60	0.00	N/A	08/06/25	--	32,429,874.56	32,360,011.96	07/06/25
11	301880087	OF	Various	MI	Actual/360	4.582%	107,718.73	56,494.98	0.00	N/A	07/06/25	--	28,210,929.80	28,154,434.82	06/06/25
12	28000715	LO	Centennial	CO	Actual/360	4.652%	101,946.77	26,297,534.08	0.00	N/A	07/06/25	--	26,297,534.08	0.00	07/06/25
13	304241013	MU	Los Angeles	CA	Actual/360	3.898%	97,450.00	30,000,000.00	0.00	N/A	07/06/25	--	30,000,000.00	0.00	07/06/25
17	304241017	IN	Arlington	TX	Actual/360	4.614%	87,065.88	22,646,375.13	0.00	N/A	07/06/25	--	22,646,375.13	0.00	07/06/25
20	407000485	MF	Various	Various	Actual/360	4.892%	78,674.43	19,298,715.43	0.00	N/A	07/06/25	--	19,298,715.43	0.00	07/06/25
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	67,224.94	39,810.03	0.00	N/A	12/06/24	--	17,727,707.08	17,687,897.05	06/06/25
23	304241023	OF	Louisville	KY	Actual/360	4.242%	73,755.86	0.00	0.00	N/A	06/06/25	--	20,862,000.00	20,862,000.00	05/06/25
26	407000496	RT	Las Vegas	NV	Actual/360	4.713%	56,114.04	14,288,985.64	0.00	N/A	07/06/25	--	14,288,985.64	0.00	07/06/25
27	304241027	LO	Cambria	CA	Actual/360	4.575%	62,239.06	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	06/06/25
28	304241028	LO	Pismo Beach	CA	Actual/360	4.575%	58,140.62	0.00	0.00	N/A	06/06/25	--	15,250,000.00	15,250,000.00	05/06/25
29	304241029	LO	Cambria	CA	Actual/360	4.575%	46,703.12	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	05/06/25
34	656100434	MU	Brooklyn	NY	Actual/360	4.520%	33,504.66	15,759.15	0.00	N/A	07/06/25	--	8,895,043.00	8,879,283.85	06/06/25
37	407000482	MF	Bemidji	MN	Actual/360	4.943%	27,705.45	6,725,985.42	0.00	N/A	07/06/25	--	6,725,985.42	0.00	07/06/25
40	28000710	OF	Wyoming	MI	Actual/360	5.000%	26,895.40	11,353.14	0.00	07/06/25	07/06/30	--	6,454,896.18	6,443,543.04	10/06/24
48	304241048	RT	Loveland	CO	Actual/360	4.450%	14,455.50	3,898,113.54	0.00	N/A	07/06/25	--	3,898,113.54	0.00	07/06/25
52	407000501	RT	Margate	FL	Actual/360	4.524%	16,795.26	7,848.19	0.00	N/A	08/06/25	--	4,454,975.80	4,447,127.61	07/06/25
54	301880075	MH	Brooksville	FL	Actual/360	4.561%	11,894.08	6,732.46	0.00	N/A	07/06/25	--	3,129,334.01	3,122,601.55	06/06/25
55	301880076	SS	Brooksville	FL	Actual/360	4.711%	3,211.51	1,851.66	0.00	N/A	07/06/25	--	818,045.99	816,194.33	06/06/25
74	304241074	MF	Jacksonville	FL	Actual/360	4.380%	6,040.94	1,655,052.34	0.00	N/A	07/06/25	--	1,655,052.34	0.00	07/06/25
76	28000690	RT	Canyon Lake	TX	Actual/360	5.200%	3,887.00	897,000.00	0.00	07/06/25	07/06/30	--	897,000.00	0.00	07/06/25
77	28000717	RT	Pleasanton	TX	Actual/360	5.026%	3,582.70	855,400.00	0.00	07/06/25	07/06/30	--	855,400.00	0.00	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
78	28000720	RT	Peoria	IL	Actual/360	5.025%	3,538.44	845,000.00	0.00	07/06/25	07/06/30	--	845,000.00	0.00	07/06/25
79	28000718	RT	Bridgeport	IL	Actual/360	5.024%	3,401.67	812,500.00	0.00	07/06/25	07/06/30	--	812,500.00	0.00	07/06/25
80	28000719	RT	Tremont	IL	Actual/360	5.023%	3,264.95	780,000.00	0.00	07/06/25	07/06/30	--	780,000.00	0.00	07/06/25
81	28000691	RT	Wheeler	TX	Actual/360	5.200%	3,070.17	708,500.00	0.00	07/06/25	07/06/30	--	708,500.00	0.00	07/06/25
Totals							2,243,394.82	334,707,400.83	0.00				674,322,602.87	339,615,202.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,440,386.00	7,602,006.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,052,076.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,904,210.00	1,476,053.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,434,564.48	1,128,868.07	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,757,486.00	3,064,417.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	(817,000.00)	04/01/24	03/31/25	07/07/25	33,014,572.00	2,921,753.38	0.00	0.00	0.00	6,151,089.02
9	5,273,328.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,725,344.00	0.00	--	--	--	0.00	0.00	162,979.48	162,979.48	0.00	0.00
12	2,562,385.48	2,467,643.74	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,595,220.37	1,009,874.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,997,336.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,513,702.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,582,281.00	1,328,072.00	04/01/24	03/31/25	07/07/25	1,963,586.45	0.00	106,665.64	106,665.64	0.00	0.00
23	2,734,803.96	644,990.49	01/01/25	03/31/25	--	0.00	0.00	73,223.88	149,086.52	0.00	0.00
26	1,976,001.00	499,114.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	882,281.60	941,412.24	04/01/24	03/31/25	--	0.00	0.00	62,171.04	62,171.04	0.00	0.00
28	1,979,898.60	1,971,941.60	04/01/24	03/31/25	--	0.00	0.00	58,005.91	118,090.07	0.00	0.00
29	1,156,867.00	1,166,446.50	04/01/24	03/31/25	--	0.00	0.00	46,594.91	94,859.24	0.00	0.00
34	908,597.12	209,603.39	01/01/25	03/31/25	--	0.00	0.00	49,226.75	49,226.75	0.00	0.00
37	1,011,635.95	181,880.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,030,441.08	778,428.00	01/01/24	09/30/24	07/07/25	4,252,367.48	71,203.45	20,491.04	272,787.00	17,277.82	0.00
48	770,610.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	405,108.00	195,970.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	286,056.45	0.00	--	--	--	0.00	0.00	18,613.50	18,613.50	0.00	0.00
55	100,419.10	0.00	--	--	--	0.00	0.00	5,059.76	5,059.76	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	94,862.12	23,715.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
77	90,604.79	22,651.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
78	84,409.40	21,102.35	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
79	81,706.01	20,426.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	79,202.44	19,800.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
81	74,040.10	18,510.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	111,585,866.07	23,975,928.64				39,230,525.93	2,992,956.83	603,031.91	1,039,539.00	17,277.82	6,151,089.02

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	407000509	66,400,000.00	Payoff Prior to Maturity	0.00	0.00
76	28000690	897,000.00	Payoff Prior to Maturity	0.00	0.00
77	28000717	855,400.00	Payoff Prior to Maturity	0.00	0.00
78	28000720	845,000.00	Payoff Prior to Maturity	0.00	0.00
79	28000718	812,500.00	Payoff Prior to Maturity	0.00	0.00
80	28000719	780,000.00	Payoff Prior to Maturity	0.00	0.00
81	28000691	708,500.00	Payoff Prior to Maturity	0.00	0.00
Totals		71,298,400.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/11/25	0	0.00	0	0.00	2	55,403,470.33	0	0.00	0	0.00	0	0.00	0	0.00	7	71,298,400.00	4.289530%	4.180772%	2
06/12/25	0	0.00	0	0.00	2	55,414,823.47	0	0.00	0	0.00	0	0.00	0	0.00	4	13,758,966.40	4.339321%	4.292610%	2
05/12/25	0	0.00	0	0.00	2	55,529,504.01	0	0.00	0	0.00	0	0.00	0	0.00	6	102,311,534.27	4.349159%	4.304852%	3
04/11/25	0	0.00	0	0.00	2	55,651,110.68	0	0.00	0	0.00	0	0.00	0	0.00	4	76,037,999.81	4.354505%	4.313044%	4
03/12/25	1	6,068,263.67	0	0.00	2	55,764,818.55	0	0.00	0	0.00	0	0.00	0	0.00	1	20,940,460.08	4.370024%	4.332228%	5
02/12/25	0	0.00	0	0.00	3	62,007,571.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.367655%	4.330808%	6
01/10/25	0	0.00	1	6,510,080.02	2	55,646,417.61	0	0.00	0	0.00	0	0.00	0	0.00	1	1,999,615.36	4.367338%	4.330485%	7
12/12/24	1	6,520,255.24	1	6,179,551.53	1	49,604,996.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365969%	4.333661%	8
11/13/24	2	12,747,637.43	0	0.00	1	49,713,194.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365659%	4.333346%	9
10/11/24	0	0.00	0	0.00	1	49,814,375.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365356%	4.334574%	10
09/12/24	0	0.00	0	0.00	1	49,921,743.31	0	0.00	1	0.00	0	0.00	0	0.00	1	7,987,780.24	4.365049%	4.335736%	11
08/12/24	0	0.00	0	0.00	1	50,022,069.33	0	0.00	1	8,002,476.45	0	0.00	0	0.00	0	0.00	4.367832%	4.336652%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	304241008	09/06/23	21	6	0.00	0.00	0.00	51,138,324.43	10/06/23	13
11	301880087	06/06/25	0	5	162,979.48	162,979.48	0.00	28,210,929.80
22	407000368	06/06/25	0	5	106,665.64	106,665.64	10,981.60	17,727,707.07	12/23/24	13
23	304241023	05/06/25	1	5	73,223.88	149,086.52	0.00	20,862,000.00	05/22/25	13
27	304241027	06/06/25	0	5	62,171.04	62,171.04	0.00	16,325,000.00	06/17/25	13
28	304241028	05/06/25	1	5	58,005.91	118,090.07	0.00	15,250,000.00
29	304241029	05/06/25	1	5	46,594.91	94,859.24	0.00	12,250,000.00	06/17/25	13
34	656100434	06/06/25	0	5	49,226.75	49,226.75	0.00	8,895,043.00
40	28000710	10/06/24	8	6	20,491.04	272,787.00	51,235.08	6,541,374.36	10/16/24	13
54	301880075	06/06/25	0	5	18,613.50	18,613.50	0.00	3,129,334.01
55	301880076	06/06/25	0	5	5,059.76	5,059.76	0.00	818,045.99
Totals					603,031.91	1,039,539.00	62,216.68	181,147,758.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		173,404,319	50,056,908	123,347,412		0
0 - 6 Months		85,767,067	36,807,140	48,959,927		0
7 - 12 Months		74,000,273	74,000,273	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,443,543	0	6,443,543		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	339,615,202	235,849,732	48,362,000	0	55,403,470	0
Jun-25	674,322,603	554,220,779	64,687,000	0	55,414,823	0
May-25	740,298,106	678,285,909	0	6,482,693	55,529,504	0
Apr-25	857,222,293	783,766,535	0	0	73,455,759	0
Mar-25	995,278,030	915,603,178	6,068,264	0	73,606,589	0
Feb-25	1,044,077,563	964,184,488	0	0	79,893,075	0
Jan-25	1,046,012,061	965,933,253	0	6,510,080	73,568,728	0
Dec-24	1,060,743,471	980,479,694	6,520,255	6,179,552	67,563,970	0
Nov-24	1,062,770,877	1,000,310,045	12,747,637	0	49,713,195	0
Oct-24	1,064,688,403	1,014,874,027	0	0	49,814,376	0
Sep-24	1,066,702,049	1,016,780,306	0	0	49,921,743	0
Aug-24	1,076,607,885	1,018,583,339	0	0	50,022,069	8,002,476
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	304241008	48,959,927.29	51,138,324.43	25,300,000.00	05/14/25	(817,000.00)	(0.22230)	03/31/25	08/06/25	240
22	407000368	17,687,897.05	17,727,707.07	16,500,000.00	02/17/25	1,328,072.00	1.03390	03/31/25	12/06/24	240
23	304241023	20,862,000.00	20,862,000.00	39,200,000.00	04/01/15	559,559.24	2.52880	03/31/25	06/06/25	I/O
27	304241027	16,325,000.00	16,325,000.00	26,100,000.00	04/06/15	780,479.04	1.03060	03/31/25	06/06/25	I/O
29	304241029	12,250,000.00	12,250,000.00	19,600,000.00	04/06/15	1,013,479.00	1.78350	03/31/25	06/06/25	I/O
40	28000710	6,443,543.04	6,541,374.36	1,910,000.00	02/18/25	778,428.00	1.69590	09/30/24	07/06/30	240
Totals		122,528,367.38	124,844,405.86	128,610,000.00		3,643,017.28

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	304241008	LO	OR	10/06/23	13

The Collateral consists of the fee-simple 1999-built, full-service hotel in Portland's financial and retail district. The Property operates as an independent hotel. The Loan was transferred on 10/10/2023 for Imminent Default due to cash flow issues.

                  Borrower has submitted multiple A/B modification proposals which Lender has rejected. Borrower failed to make debt service payments. Lender sent a notice of default. Counsel has been engaged to commence enforcement remedies.

Updated Phase I has been ordered. Borrower has also retained a 3rd Party Loan Advisor, who has executed the Std Pre-Negotiation Letter. Loan Modification terms have not been reached. Appointment of a Receiver has been filed. Court

Date is July 11, 2025

22	407000368	RT	FL	12/23/24	13

Loan transferred on 12/24/24 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 12/6/24. Collateral consists of a factory outlet mall ("Property") in Vero Beach, FL. Property was built in 2004, renovated between 2012 and

2014, contains ~339K NRSF on a 43.04-acre site, and is anchored by Restoration Hardware (36K SF). Property reported YE2024 NOI of $1.58MM and occupancy of 77%, as of 12/31/24. Notice of Default was sent on 12/27/24. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

23	304241023	OF	KY	05/22/25	13

The Loan transferred on 5/22/2025 due to Imminent Default. The Loan matures on 6/6/2025. Loan is currently cash managed in connection with a non-lease renewal for LG&E (T1; 70% NRA; 12/31/2025 LED). Collateral is a 287,520 rsf (high rise), multi-tenant office property located in Louisville, KY. Improvements consists of a 22-floor office building constructed in 1989 and a 7-floor parking garage built in 1991 containing 476 spaces. Continuing to evaluate Borrower's $11MM

DPO proposal while awaiting BOV and appraisal. Additionally, awaiting deliverables from the Borrower. Per Borrower, they have not counter-signed the USACE lease and holding off until an amenable DPO deal is achieved.

27	304241027	LO	CA	06/17/25	13

The Loan Collateral is the Fogcatcher Inn Pacifica, a boutique hotel comprised of eleven, one and two-story buildings. Thee Hotel contains 60 standard guestrooms, each approximately 400 sf in size located at 6400 Moonstone Beach Drive,

Cambria, CA. The property was built in 1992 and was renovated in 2014/2015.The loan was not paid in full at maturity date (6-6-25). PNL, NOD and Hello Letters have been issued. Borrower has retained 1st Service Solutions as a loan advisor.

29	304241029	LO	CA	06/17/25	13

The Loan Collateral is the Fireside Inn on Moonstone Beach. The Inn is a limited service, one story, 46 room boutique hotel with four buildings located in Cambria, CA. Average room size is 425 sf. The loan was not paid in full at maturity date (6-

6-25). PNL, NOD and Hello Letters have been issued. Borrower has retained 1st Service Solutions as a loan advisor. Dual tracking enforcement with modification discussions.

40	28000710	OF	MI	10/16/24	13

Loan transferred SS on 10/17/2024 for Imminent Default due to cash flow issues. Booking.com (78K SF; 80% NRA) vacated their space in 6/24 leaving AMI Entertainment Network (19K SF; 20% NRA) as the only tenant in the building. Borrower indicated that they can no longer cover shortfalls and requested for an appointment of a Receiver as well as handing back the Property. A Notice Of Default Letter was sent out on 11/1/2024. Receiver currently has the Property marketed for sale and lease. Counsel was retained and Lender will move forward with enforcement actions. Friedman was appointed as Receiver on 2/4/25. The Property is a 97K SF Class B office building originally built in 1963 as a single tenant office space located in Grand Rapids, MI. In 2008 the Property was repositioned for multi-tenant occupany.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	28000668 05/12/25	6,031,694.59	7,700,000.00	6,473,218.23	441,523.64	6,473,218.23	6,031,694.59	0.00	0.00	0.00	0.00	0.00%
36	304241036 09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	(20,714.18)	(20,714.18)	20,714.18	0.22%
71	28000689 05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,984,980.07	17,100,000.00	19,910,637.47	4,792,192.61	19,416,616.90	14,624,424.29	1,360,555.78	(20,714.18)	39,624.29	1,320,931.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	28000668	05/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	304241036	07/11/25	0.00	0.00	20,714.18	0.00	0.00	20,714.18	0.00	0.00	20,714.18
		09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			0.00	0.00	20,714.18	0.00	0.00	20,714.18	0.00	0.00	20,714.18
Cumulative Totals			0.00	0.00	1,320,931.49	0.00	0.00	1,320,931.49	0.00	0.00	1,320,931.49

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	10,199.98	0.00	0.00	0.00	0.00	195,023.71	593,047.74	0.00	0.00	0.00
22	0.00	0.00	3,693.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,346.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	2,040.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	1,616.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,344.77	0.00	0.00	17,700.48	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,241.22	0.00	0.00	17,700.48	0.00	195,023.71	593,047.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		829,013.15

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee	Fee Amount for Current Period:21,845

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28